                             AIG MONEY MARKET FUND
                                  A Series of
                        The Advisors' Inner Circle Fund

                     Supplement Dated November 27, 1996 to
                 the Class A Prospectus Dated February 28, 1996

This supplement to the Prospectus supersedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus, and should be retained and read in conjunction with such Prospectus.

Effective October 3, 1996, the Adviser has voluntarily agreed to waive a portion of its fee. As a result of these waivers, the following information replaces the Annual Operating Expenses and Example on page 3 of the Prospectus.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)              AIG Money Market Fund

                                                                 Class A
------------------------------------------------------------------------------
Advisory Fees (after fee waivers) (2)                             .15%
Other Expenses                                                    .17%
------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(2)                   .32%
------------------------------------------------------------------------------

(2) As restated. The Adviser has, on a voluntary basis, agreed to waive 10 basis points (.10%) of its fee, and to waive additional fees and/or reimburse certain expenses of the Portfolio so that the total expense ratio does not exceed .40%. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. Absent waivers, advisory fees for the Class A shares of the Portfolio would be .25%, and total operating expenses, which include advisory fees, would be .42% of the average daily net assets of the Portfolio on an annualized basis.

EXAMPLE
                                                        AIG Money Market Fund
------------------------------------------------------------------------------
                                     1 year    3 years    5 years    10 years
------------------------------------------------------------------------------
An investor would pay the following
expenses on a $1,000 investment
assuming (1) 5% annual return and (2)
redemption at the end of each time
period:
                                         $3        $10        $18         $41
------------------------------------------------------------------------------

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Portfolio. The information set forth in the foregoing table and example relates only to the Class A shares. The Portfolio also offers Class B shares which are subject to the same expenses except that they are also subject to certain distribution expenses. Additional information may be found under "The Adviser" and "The Administrator."

Effective December 2, 1996, the Board of Trustees of The Advisors' Inner Circle Fund (the "Fund") has amended the eligibility requirements for Class A investors. In addition, the Board of Trustees of the Fund has changed the time at which net asset value is calculated from 1:00 p.m. to 2:00 p.m. Eastern time, each business day. Therefore, the Fund has extended to 1:00 p.m. the time until which purchase orders and redemption requests may be made and still be effective the same day. Accordingly, the Prospectus relating to the Class A shares of the AIG Money Market Fund (the "Portfolio") is hereby amended and restated as follows:

I. Eligibility Requirements.

The second paragraph on the first page of the Prospectus is amended and restated to read as follows:

   This Prospectus offers Class A shares of the Portfolio. Class A shares are offered to institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, and to AIG Persons (as defined below). Eligibility to invest in Class A shares is contingent upon an investor maintaining a minimum aggregate investment of $10,000,000 in the Portfolio unless: (a) the investor makes an initial investment of at least $5,000,000 and has, in the sole judgement of the Portfolio's distributor and/or any sub-distributor(s), intent and availability of funds to invest $10,000,000 in Class A shares of the Portfolio within three months of the initial investment; (b) the investor's assets are managed pursuant to an investment advisory agreement with a registered investment advisor that is wholly-owned by American International Group, Inc. ("AIG"); or (c) the investor is in one of the following categories: AIG and any company as to which AIG owns more than 19% of the outstanding capital stock, C.V. Starr & Co., Inc. and any of its direct or indirect subsidiaries and affiliates, senior executive officers of AIG and their families (collectively referred to as "AIG Persons"), as well as entities controlled by such AIG Persons, and certain employee benefit plans sponsored by AIG. The initial investment must be accompanied by the Portfolio's Account Application Form.

The first and second sentences under "Is There a Minimum Investment?" on page 2 are amended and restated as follows:

     There is a minimum investment requirement of $10,000,000 for Class A shares, except for certain investors. Class B shares have a $25,000 minimum investment requirement. See "Purchase and Redemption of Shares."

The following sentence is inserted after the first sentence of the first paragraph under "Purchase and Redemption of Shares" on page 7:

     Class A shares are offered to institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, and to AIG Persons (as defined below).

The second sentence of the second paragraph under "Purchase and Redemption of Shares" on page 7 is amended and restated as follows:

     Eligibility to invest in Class A shares is contingent upon an investor maintaining a minimum aggregate investment of $10,000,000 in the Portfolio unless: (a) the investor makes an initial investment of at least $5,000,000 and has, in the sole judgement of the Portfolio's distributor and/or any sub-distributor(s), intent and availability of funds to invest $10,000,000 in Class A shares of the Portfolio within three months of the initial investment; (b) the investor's assets are managed pursuant to an investment advisory agreement with a registered investment advisor that is wholly-owned by American International Group, Inc. ("AIG"); or (c) the investor is in one of the following categories: AIG and any company as to which AIG owns more than 19% of the outstanding capital stock, C.V. Starr & Co., Inc. and any of its direct or indirect subsidiaries and affiliates, senior executive officers of AIG and their families (collectively referred to as "AIG Persons"), as well as entities controlled by such AIG Persons, and certain employee benefit plans sponsored by AIG.

II. Extension of Net Asset Valuation Calculation, Purchase Order and Redemption Times.

The paragraph under "How do I Purchase and Redeem Shares?" in the Summary on page 2 is amended and restated to read as follows:

   Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange is open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 1:00 p.m. Eastern time and receives payment with readily available funds prior to 3:00 p.m. Eastern time. To purchase shares by wire, you must first call 1-800-
                                                            -----
   845-3885. Redemption orders placed with the Transfer Agent prior to 1:00 p.m. Eastern time on any Business Day will be effective that Business Day. The purchase and redemption price for shares is the net asset value per share next determined after a purchase or redemption order has been received by the Transfer Agent and becomes effective. The net asset value per share is determined as of 2:00 p.m. Eastern time on each Business Day. Shares redeemed on any Business Day will not receive dividends for that day. See "Purchase and Redemption of Shares."

The first sentence in the first paragraph under "General Information Regarding Purchases" in the Purchase and Redemption of Shares section on page 8 is amended and restated to read as follows:

   A purchase order for Class A shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 1:00 p.m. Eastern time and receives federal funds before 3:00 p.m. Eastern time.

The first sentences of the first and fifth paragraphs under "Redemptions" in the Purchase and Redemption of Shares section on page 8 are amended and restated, respectively, to read as follows:

   Redemption orders received by the Transfer Agent prior to 1:00 p.m. Eastern time on any Business Day will be effective that day.

   Net asset value per share of the Portfolio is determined as of 2:00 p.m. Eastern time on each Business Day, based on the amortized cost method described in the Statement of Additional Information.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             AIG MONEY MARKET FUND
                                  A Series of
                        The Advisors' Inner Circle Fund

                     Supplement Dated November 27, 1996 to
                 the Class B Prospectus Dated February 28, 1996

This supplement to the Prospectus supersedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus, and should be retained and read in conjunction with such Prospectus.

Effective October 3, 1996, the Adviser has voluntarily agreed to waive a portion of its fee. As a result of this waiver, the following information replaces the Annual Operating Expenses and Example on pages 4 and 5 of the Prospectus.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)              AIG Money Market Fund

                                                                 Class B
------------------------------------------------------------------------------
Advisory Fees (after fee waivers) (2)                              .15%
12b-1 Fees                                                         .35%
Other Expenses                                                     .17%
------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(2)                    .67%
------------------------------------------------------------------------------

(2) As restated. The Adviser has, on a voluntary basis, agreed to waive 10 basis points (.10%) of its fee, and to waive additional fees and/or reimburse certain expenses of the Portfolio so that the total expense ratio does not exceed .75%. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. Absent waivers, advisory fees for the Class B shares of the Portfolio would be .25% and total operating expenses, which include advisory fees, would be .77% of the average daily net assets of the Portfolio on an annualized basis.

EXAMPLE


                                                        AIG Money Market Fund
------------------------------------------------------------------------------
                                     1 year    3 years    5 years    10 years
------------------------------------------------------------------------------
An investor would pay the following
expenses on a $1,000 investment
assuming (1) 5% annual return and (2)
redemption at the end of each time
period:
                 Class B                 $7        $21        $37        $83
--------------------------------------------------------------------------------

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Portfolio. The information set forth in the foregoing table and example relates only to the Class B shares. The Portfolio also offers Class A shares which are subject to the same expenses except that they are not subject to distribution fees. Additional information may be found under "The Adviser" and "The Administrator."

Long-term Class B shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. (The "NASD").

Effective December 2, 1996, the Board of Trustees of The Advisors' Inner Circle Fund (the "Fund") has changed the time at which net asset value is calculated from 1:00 p.m. to 2:00 p.m. Eastern time, each business day. Therefore, the Fund has extended to 1:00 p.m. the time at which purchase orders and redemption requests may be made and still be effective the same day. Accordingly, the Prospectus relating to the Class B shares of the AIG Money Market Fund (the "Portfolio") is hereby amended and restated as follows:

The paragraph under "How do I Purchase and Redeem Shares?" in the Summary on page 3 is amended and restated to read as follows:

Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange is open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 1:00 p.m. Eastern time and receives payment with readily available funds prior to 3:00 p.m. Eastern time. To purchase shares by wire, you must first call 1-800-845-3885. Redemption
                                     -----
orders placed with the Transfer Agent prior to 1:00 p.m. Eastern time on any Business Day will be effective that Business Day. The purchase and redemption price for shares is the net asset value per share next determined after a purchase or redemption order has been received by the Transfer Agent and becomes effective. The net asset value per share is determined as of 2:00 p.m. Eastern time on each Business Day. Shares redeemed on any Business Day will not receive dividends for that day. See "Purchase and Redemption of Shares."

The first sentence in the first paragraph under "General Information Regarding Purchases" in the Purchase and Redemption of Shares section on page 11 is amended and restated to read as follows:

   A purchase order for Class B shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 1:00 p.m. Eastern time and receives federal funds before 3:00 p.m. Eastern time.

The first sentences of the first and fifth paragraphs under "Redemptions" in the Purchase and Redemption of Shares section on page 11 are amended and restated, respectively, to read as follows:

   Redemption orders received by the Transfer Agent prior to 1:00 p.m. Eastern time on any Business Day will be effective that day.

   Net asset value per share of the Portfolio is determined as of 2:00 p.m. Eastern time on each Business Day, based on the amortized cost method described in the Statement of Additional Information.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE